Schedule of Delinquent Contributions (Details) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	13-1514814
EBP, Plan Number	004
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 224
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	224
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
Delinquent Participant Contributions	$ 0